Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Consumer Staples — 22.1%
2,720	Church & Dwight Co., Inc.	$ 270,313
5,198	Clorox Co. (The)	722,678
22,259	Conagra Brands, Inc.	747,235
11,668	General Mills, Inc.	790,157
13,218	Hormel Foods Corp.	681,256
5,743	J M Smucker Co. (The)	777,660
12,362	Kellogg Co.	797,225
6,390	Keurig Dr Pepper, Inc.	242,181
1,151	Kimberly-Clark Corp.	141,757
12,446	Kroger Co. (The)	714,027
		5,884,489
	Health Care — 20.7%
1,951	ABIOMED, Inc.*	646,249
2,189	Alnylam Pharmaceuticals, Inc.*	357,442
1,232	Baxter International, Inc.	95,529
1,674	Becton Dickinson & Co.	445,284
2,351	Biogen, Inc.*	495,121
2,663	DENTSPLY SIRONA, Inc.	131,073
3,926	Elanco Animal Health, Inc.*	102,429
2,162	Eli Lilly & Co.	619,132
11,521	Gilead Sciences, Inc.	684,923
623	Horizon Therapeutics PLC*	65,546
166	Humana, Inc.	72,238
1,783	Merck & Co., Inc.	146,295
1,969	Moderna, Inc.*	339,180
11,292	Pfizer, Inc.	584,587
330	Regeneron Pharmaceuticals, Inc.*	230,479
1,099	Seagen, Inc.*	158,311
870	Teladoc Health, Inc.*	62,753
547	Vertex Pharmaceuticals, Inc.*	142,751
11,035	Viatris, Inc.	120,061
		5,499,383
	Consumer Discretionary — 13.2%
4,800	Aramark	180,480
1,056	Bath & Body Works, Inc.	50,477
13,558	Carnival Corp.*	274,143
4,406	Dollar Tree, Inc.*	705,621
1,290	Domino's Pizza, Inc.	525,043
5,166	General Motors Co.*	225,961
9,372	Las Vegas Sands Corp.*	364,289
2,180	Marriott International, Inc. - Class A*	383,135
473	Vail Resorts, Inc.	123,107
16,272	Yum China Holdings, Inc. (China)	675,939
		3,508,195
	Information Technology — 10.7%
4,410	Amdocs Ltd.	362,546
762	Atlassian Corp. PLC - Class A*	223,898
813	Cloudflare, Inc. - Class A*	97,316
557	DocuSign, Inc.*	59,666
33,487	Hewlett Packard Enterprise Co.	559,568
806	Keysight Technologies, Inc.*	127,324
26,599	NortonLifeLock, Inc.	705,405
302	RingCentral, Inc. - Class A*	35,397
3,108	Zoom Video Communications, Inc. - Class A*	364,351
1,245	Zscaler, Inc.*	300,394
		2,835,865
	Communication Services — 9.6%
5,839	AMC Entertainment Holdings, Inc. - Class A*†	143,872
422	Electronic Arts, Inc.	53,387
Shares		Market Value

	Communication Services — (Continued)
3,233	Fox Corp. - Class A	$ 127,542
447	Live Nation Entertainment, Inc.*	52,585
48,274	Lumen Technologies, Inc.	544,048
7,802	Paramount Global - Class B	294,993
7,319	Snap, Inc. - Class A*	263,411
1,935	Spotify Technology SA*	292,224
350	Take-Two Interactive Software, Inc.*	53,809
11,230	Twitter, Inc.*	434,489
5,520	Verizon Communications, Inc.	281,189
		2,541,549
	Real Estate — 7.0%
3,703	Extra Space Storage, Inc. REIT	761,337
1,305	Federal Realty Investment Trust REIT	159,301
11,829	Host Hotels & Resorts, Inc. REIT	229,838
921	Public Storage REIT	359,448
3,604	Regency Centers Corp. REIT	257,109
1,832	Zillow Group, Inc. - Class C*	90,299
		1,857,332
	Utilities — 4.5%
8,281	Consolidated Edison, Inc.	784,045
33,493	PG&E Corp.*	399,907
		1,183,952
	Materials — 4.1%
9,622	Newmont Corp.	764,468
1,808	Vulcan Materials Co.	332,130
		1,096,598
	Financials — 3.3%
3,770	Cboe Global Markets, Inc.	431,363
2,776	Invesco Ltd.	64,015
2,255	M&T Bank Corp.	382,222
		877,600
	Energy — 2.5%
400	Cheniere Energy, Inc.	55,460
3,403	Coterra Energy, Inc.	91,779
3,051	Diamondback Energy, Inc.	418,231
312	EOG Resources, Inc.	37,200
2,821	Marathon Oil Corp.	70,835
		673,505
	Industrials — 1.9%
3,957	CH Robinson Worldwide, Inc.	426,208
809	Owens Corning	74,024
		500,232
	Total Common Stocks	$26,458,700
	Short-Term Investment Funds — 1.0%
127,970	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	127,970
151,696	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	151,696
	Total Short-Term Investment Funds	$279,666
	Total Investment Securities—100.6% (Cost $22,424,788)	$26,738,366
	Liabilities in Excess of Other Assets — (0.6%)	(167,870)
	Net Assets — 100.0%	$26,570,496
*	Non-income producing security.
**	Represents collateral for securities loaned.

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $142,419.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,458,700	$—	$—	$26,458,700
Short-Term Investment Funds	279,666	—	—	279,666
Total	$26,738,366	$—	$—	$26,738,366
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic Allocation Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 99.3%
	Equity Funds — 59.8%
844,224	Touchstone Anti-Benchmark International Core Equity Fund	$ 7,733,096
167,009	Touchstone Growth Opportunities Fund	6,999,366
971,096	Touchstone International ESG Equity Fund	7,700,791
33,550	Touchstone Mid Cap Fund	1,535,933
294,124	Touchstone Sands Capital Emerging Markets Growth Fund	4,653,049
263,598	Touchstone Sands Capital Select Growth Fund	3,951,331
45,923	Touchstone Small Cap Value Fund	1,542,559
1,118,794	Touchstone Value Fund	12,429,806
		46,545,931
	Fixed Income Funds — 39.5%
317,510	Touchstone Credit Opportunities Fund	3,149,703
194,679	Touchstone High Yield Fund	1,573,005
2,086,518	Touchstone Impact Bond Fund	20,489,610
601,336	Touchstone Ultra Short Duration Fixed Income Fund	5,466,142
		30,678,460
	Total Affiliated Mutual Funds	$77,224,391
	Short-Term Investment Fund — 0.8%
656,487	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	656,487
	Total Investment Securities—100.1% (Cost $76,085,995)	$77,880,878
	Liabilities in Excess of Other Assets — (0.1%)	(88,536)
	Net Assets — 100.0%	$77,792,342
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$77,224,391	$—	$—	$77,224,391
Short-Term Investment Fund	656,487	—	—	656,487
Total	$77,880,878	$—	$—	$77,880,878
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 94.5%
	Japan — 15.8%
	Consumer Staples — 1.6%
22,200	Welcia Holdings Co. Ltd.	$ 546,235
	Health Care — 2.3%
21,800	M3, Inc.	787,329
	Industrials — 7.8%
37,400	MonotaRO Co. Ltd.	802,691
60,700	Nihon M&A Center Holdings, Inc.	849,069
24,100	Recruit Holdings Co. Ltd.	1,047,074
	Information Technology — 4.1%
3,100	Keyence Corp.	1,437,478
	Total Japan	5,469,876
	Netherlands — 10.8%
	Information Technology — 10.8%
813	Adyen NV, 144a*	1,610,305
3,215	ASML Holding NV	2,147,395
	Total Netherlands	3,757,700
	Taiwan — 8.8%
	Communication Services — 3.2%
9,371	Sea Ltd. ADR*	1,122,552
	Information Technology — 5.6%
18,524	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,931,312
	Total Taiwan	3,053,864
	United States — 7.3%
	Consumer Discretionary — 2.8%
8,168	Aptiv PLC*	977,791
	Information Technology — 4.5%
5,276	Atlassian Corp. PLC - Class A*	1,550,247
	Total United States	2,528,038
	Switzerland — 6.9%
	Consumer Staples — 1.0%
2,318	Zur Rose Group AG*	339,903
	Health Care — 3.2%
1,518	Lonza Group AG	1,099,949
	Industrials — 2.7%
2,478	VAT Group AG, 144a	943,471
	Total Switzerland	2,383,323
	China — 6.6%
	Communication Services — 2.4%
17,900	Tencent Holdings Ltd.	825,089
	Consumer Discretionary — 2.1%
59,000	ANTA Sports Products Ltd.	731,895
	Health Care — 2.1%
93,500	Wuxi Biologics Cayman, Inc., 144a*	742,446
	Total China	2,299,430
	India — 6.0%
	Financials — 6.0%
10,544	Bajaj Finance Ltd.	1,001,346
17,627	HDFC Bank Ltd. ADR	1,081,064
	Total India	2,082,410
	Canada — 4.5%
	Information Technology — 4.5%
2,304	Shopify, Inc. - Class A*	1,557,412
Shares		Market Value

	France — 4.2%
	Health Care — 2.2%
1,888	Sartorius Stedim Biotech	$ 772,975
	Industrials — 2.0%
5,703	Safran SA	671,446
	Total France	1,444,421
	United Kingdom — 3.7%
	Consumer Discretionary — 3.7%
60,074	Entain PLC*	1,286,847
	Germany — 3.7%
	Consumer Discretionary — 3.7%
28,886	Auto1 Group SE, 144a*	328,187
18,712	Zalando SE, 144a*	947,467
	Total Germany	1,275,654
	Denmark — 3.5%
	Health Care — 3.5%
3,407	Genmab A/S*	1,230,449
	Argentina — 3.5%
	Consumer Discretionary — 3.5%
1,021	MercadoLibre, Inc.*	1,214,459
	Sweden — 3.4%
	Information Technology — 3.4%
84,505	Hexagon AB - Class B	1,183,983
	Australia — 2.7%
	Health Care — 2.7%
4,645	CSL Ltd.	927,340
	Hong Kong — 2.3%
	Financials — 2.3%
77,200	AIA Group Ltd.	806,114
	Brazil — 0.8%
	Information Technology — 0.8%
14,087	Pagseguro Digital Ltd. - Class A*	282,444
	Total Common Stocks	$32,783,764
	Short-Term Investment Fund — 5.8%
2,015,617	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	2,015,617
	Total Investment Securities — 100.3% (Cost $42,105,553)	$34,799,381
	Liabilities in Excess of Other Assets — (0.3)%	(106,163)
	Net Assets — 100.0%	$34,693,218
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $4,571,876 or 13.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$5,469,876	$—	$5,469,876
Netherlands	2,147,395	1,610,305	—	3,757,700
Taiwan	3,053,864	—	—	3,053,864
United States	2,528,038	—	—	2,528,038
Switzerland	—	2,383,323	—	2,383,323
China	—	2,299,430	—	2,299,430
India	1,081,064	1,001,346	—	2,082,410
Canada	1,557,412	—	—	1,557,412
France	—	1,444,421	—	1,444,421
United Kingdom	—	1,286,847	—	1,286,847
Germany	—	1,275,654	—	1,275,654
Denmark	—	1,230,449	—	1,230,449
Argentina	1,214,459	—	—	1,214,459
Sweden	—	1,183,983	—	1,183,983
Australia	—	927,340	—	927,340
Hong Kong	—	806,114	—	806,114
Brazil	282,444	—	—	282,444
Short-Term Investment Fund	2,015,617	—	—	2,015,617
Total	$13,880,293	$20,919,088	$—	$34,799,381
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.